Subsequent Events	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Subsequent Events

Note 8-Subsequent Events

On January 19, 2024, the Company received written notice (the “Notice”) from the New York Stock Exchange (the “NYSE”) that the Company is not in compliance with the continued listing standards set forth in Section 802.01B of the NYSE Listed Company Manual because the Company has fewer than 300 public shareholders. In accordance with NYSE's rules, on March 4, 2024, we presented a business plan (the “Business Plan”) to the NYSE that demonstrated how we intend to cure the deficiency within 18 months of the date of the Notice. The Business Plan will be reviewed by the Listings Operations Committee (the “Committee”) of the NYSE. The Committee will either accept the Business Plan, at which time we will be subject to quarterly monitoring for compliance with the Business Plan, or the Committee will not accept the Business Plan and we will be subject to suspension and delisting procedures

On February 27, 2024, the Company also issued a non-convertible unsecured promissory note (the "February 2024 Promissory Note") in the principal amount of up to $1,000,000 to the Sponsor. The February 2024 Promissory Note bears no interest and is repayable in full upon the earliest of April 30, 2024, the date on which the Company consummates a business combination, or within three (3) business days of the receipt by the Company of a break-fee, termination fee or similar arrangement in connection with a potential business combination. If the Company does not consummate a business combination, the February 2024 Promissory Note will not be repaid and all amounts owed under the February 2024 Promissory Note will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

On January 2, 2024, the Company deposited $135,000 into the Trust Account to extend the time which the Company has to complete its initial business combination from December 31, 2024 to January 31, 2024.

On February 1, 2024, the Company deposited $135,000 into the Trust Account to extend the time which the Company has to complete its initial business combination from January 31, 2024 to February 29, 2024.

On March 1, 2024, the Company deposited $135,000 into the Trust Account to extend the time which the Company has to complete its initial business combination from February 29, 2024 to March 31, 2024.

On March 28, 2024, the Registration Statement on Form F-4, initially filed by the Company with the SEC in connection with the Business Combination, was declared effective.